Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed brokerage accounts	$ 113,362,614	$ 96,104,203
Corteva common stock	110,555,947	104,387,543
Investment, Excluding Plan Interest in Master Trust, Fair Value	223,918,561	200,491,746
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	2,043,320,509	1,766,421,325
Fair Value, Inputs, Level 1 | Corteva common stock
EBP, Investment, Fair Value and NAV [Line Items]
Corteva common stock	110,555,947	104,387,543
Fair Value, Inputs, Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	1,998,765,206	1,729,288,334
Fair Value, Inputs, Level 1 | Preferred Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	5,792,156	5,311,051
Fair Value, Inputs, Level 1 | Government mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value		0
Fair Value, Inputs, Level 1 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	26,745,671	20,965,394
Fair Value, Inputs, Level 1 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	12,017,476	10,856,546
Fair Value, Inputs, Level 1 | Other financial instruments
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 | Total Plan investments, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Excluding Plan Interest in Master Trust, Fair Value	223,918,561	200,491,746
Fair Value, Inputs, Level 1 | Total Master Trust investment assets
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	2,043,320,509	1,766,421,325
Fair Value, Inputs, Level 1 | Subtotal
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	2,043,320,509	1,766,421,325
Fair Value, Inputs, Level 1 | EBP, Participant-Directed
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed brokerage accounts	113,362,614	96,104,203
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value		170,197
Investment, Plan Interest in Master Trust, Fair Value	(95)
Fair Value, Inputs, Level 2 | Corteva common stock
EBP, Investment, Fair Value and NAV [Line Items]
Corteva common stock	0	0
Fair Value, Inputs, Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Preferred Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Government mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value		1,339
Fair Value, Inputs, Level 2 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Other financial instruments
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value		168,858
Investment, Plan Interest in Master Trust, Fair Value	(95)
Fair Value, Inputs, Level 2 | Total Plan investments, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Total Master Trust investment assets
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	0	1,339
Fair Value, Inputs, Level 2 | Subtotal
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value		170,197
Investment, Plan Interest in Master Trust, Fair Value	(95)
Fair Value, Inputs, Level 2 | EBP, Participant-Directed
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed brokerage accounts	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	5,557,067,760	5,037,338,767
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corteva common stock
EBP, Investment, Fair Value and NAV [Line Items]
Corteva common stock	110,555,947	104,387,543
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	1,998,765,206	1,729,288,334
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Preferred Stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	5,792,156	5,311,051
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Government mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value		1,339
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	26,745,671	20,965,394
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Exchange traded funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	12,017,476	10,856,546
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Other financial instruments
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value		168,858
Investment, Plan Interest in Master Trust, Fair Value	(95)
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Total Plan investments, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Excluding Plan Interest in Master Trust, Fair Value	223,918,561	200,491,746
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Total Master Trust investment assets
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	2,043,320,509	1,766,422,664
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Subtotal
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	2,043,320,414	1,766,591,522
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Participant-Directed
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed brokerage accounts	113,362,614	96,104,203
Fair Value Measured at Net Asset Value Per Share | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Plan Interest in Master Trust, Fair Value	$ 3,513,747,346	$ 3,270,747,245